Changes in Net Carrying Amount of Contracts and Related Customer Relationships (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization	$ (140)	$ (134)	$ (546)	$ (518)	$ (450)
Contracts and related customer relationships
Finite-Lived Intangible Assets [Line Items]
Balance as of beginning of year	2,855	2,749	2,749	2,686
Additions, net of dealer charge-backs	125		642	579
Amortization	(140)		(544)	(516)
Currency translation	(2)		8
Balance as of end of year	$ 2,838		$ 2,855	$ 2,749